Note 5 - Fair Value Measurements - Summary of Significant Inputs in Valuation Assumption 1 (Details)	Jun. 30, 2025	Dec. 31, 2024	Jul. 29, 2024	Jul. 22, 2024	Jun. 26, 2024
Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input					3.22
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative Liability, Measurement Input		0.32
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative Liability, Measurement Input		0.35
Measurement Input, Share Price [Member] | Common Stock Warrant Liability [Member]
Warrants and Rights Outstanding, Measurement Input	0.52	0.35	3.29	3.56
Measurement Input, Exercise Price [Member] | Common Stock Warrant Liability [Member]
Warrants and Rights Outstanding, Measurement Input	0.45	1.28	4.11	4.11
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative Liability, Measurement Input		2.402			0.873
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative Liability, Measurement Input		2.52			0.917
Measurement Input, Price Volatility [Member] | Common Stock Warrant Liability [Member]
Warrants and Rights Outstanding, Measurement Input	1.378		1.156	1.084
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		0.042			0.051
Measurement Input, Risk Free Interest Rate [Member] | Common Stock Warrant Liability [Member]
Warrants and Rights Outstanding, Measurement Input	0.038	0.044	0.041	0.042
Measurement Input, Conversion Price [Member]
Derivative Liability, Measurement Input		0.20			0.20
Measurement Input, Expected Term [Member] | Common Stock Warrant Liability [Member]
Warrants and Rights Outstanding, Measurement Input	4.6	5.1	5.5	5.5
Measurement Input, Discounting Period Term [Member]
Derivative Liability, Measurement Input		0.5			1
Measurement Input, Discounting Factor [Member]
Derivative Liability, Measurement Input		0.96			0.83
Measurement Input, Discounting Factor [Member] | Common Stock Warrant Liability [Member]
Warrants and Rights Outstanding, Measurement Input		0.81
Measurement Input, Discount Rate [Member]
Derivative Liability, Measurement Input		0.091			0.202
Convertible Notes [Member] | Measurement Input, Share Price [Member]
Debt instrument, measurement input	0.59	0.52
Convertible Notes [Member] | Measurement Input, Exercise Price [Member]
Debt instrument, measurement input	0.59	0.59
Convertible Notes [Member] | Measurement Input, Price Volatility [Member]
Debt instrument, measurement input	1.988	1.791
Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input	0.041	0.04
Convertible Notes [Member] | Measurement Input, Expected Term [Member]
Debt instrument, measurement input	1	0.9
Convertible Notes [Member] | Measurement Input, Discounting Factor [Member]
Debt instrument, measurement input	0.842	0.865